Equity Instruments - Warrants for Shares of Stock (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2021 USD ($) $ / shares $ / warrant shares	Dec. 31, 2020 USD ($) $ / shares $ / warrant shares	Dec. 02, 2020 $ / shares $ / warrant shares
Class of Warrant or Right [Line Items]
Exercise Price per warrant (in usd per share) | $ / shares	$ 11.50
Fair Value | $	$ 21,705	$ 181
Common stock warrants
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	13,075,000	214,033
Fair Value | $	$ 21,705
Private Warrants
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	4,450,000
Exercise Price per warrant (in usd per share) | $ / shares	$ 11.50
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	2.00
Fair Value | $	$ 7,387
Public Warrants
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	8,625,000		34,500,000
Exercise Price per warrant (in usd per share) | $ / shares	$ 11.50		$ 11.50
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	3.30		10.00
Fair Value | $	$ 14,318
Common stock warrants, due December 2, 2025
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)		11,132
Exercise Price per warrant (in usd per share) | $ / shares		$ 0.87
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant		0.70
Common stock warrants, due July 2, 2028
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)		40,715
Exercise Price per warrant (in usd per share) | $ / shares		$ 2.47
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant		2.00
Common stock warrants, due December 17, 2030
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)		162,186
Exercise Price per warrant (in usd per share) | $ / shares		$ 0.18
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant		0.17
Redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)		173,362
Series A redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)		13,362
Exercise Price per warrant (in usd per share) | $ / shares		$ 1.12
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant		1.25
Series C redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)		160,000
Exercise Price per warrant (in usd per share) | $ / shares		$ 5.52
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant		1.05